Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Taxes Rate

The following table presents a reconciliation of the statutory Federal rate and the Company’s effective tax rate for the years ended December 31:

	2018	2017
Tax provision (benefit) at Federal statutory rate	(21.00)%	(34.00)%
Accrued compensation	(0.28)%	(0.32)%
Stock based compensation	3.37%	4.15%
Depreciation and amortization	0.15%	0.59%
Other	0.07%	0.26%
Change in valuation allowance	17.69%	29.32%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets and Liabilities

The following table presents significant components of the Company’s deferred tax assets and liabilities for the years ended December 31:

	2018	2017
DEFERRED TAX ASSETS, net:
Net operating loss carryforwards	$9,633,893	$8,705,467
Accrued compensation	1,080,432	1,074,903
Stock based compensation	178,174	66,348
Credit carryforwards	52,592	71,910
Depreciation and amortization carryforwards	(63,917)	(71,054)
Total	10,881,174	9,847,574
Less valuation allowance	(10,881,174)	(9,847,574)
NET DEFERRED TAX ASSETS	$-	$-